Note 7 - Prepaid Expenses and Deposits (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of components of prepaid expenses and other assets [text block]

	December 31, 2017	December 31, 2016

Prepaid and deposits related to exploration and evaluation expenditures	$730	$7
Other prepaid expenses and deposits	437	312
	$1,167	$319